Consolidated income statements (Parenthetical) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
IFRS Statement [Line Items]
Outward reinsurance premiums	[1]	£ (14,023)	£ (2,062)	£ (2,020)
UK and Europe insurance operations | Shareholder annuity portfolio being sold to Rothesay Life
IFRS Statement [Line Items]
Outward reinsurance premiums		£ (12,149)

[1]	Outward reinsurance premiums include the £(12,149) million paid during the year in respect of the reinsurance of the UK annuity portfolio. The associated increase in reinsurance assets is included in outward reinsurers’ share of benefits and claims and the consequential change to policyholder liabilities is included in benefits and claims. See note D1.1 for further details.